Accounting policies (Details) - GBP (£) £ in Millions		6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Dec. 31, 2018
Impact on the balance sheet due to application IFRS 9
Tax relief on servicing cost of instruments	£ 67.0
Interest in suspense recoveries		£ 31.0
Retained earnings.	14.1
Other liabilities		£ 9,169.0	£ 8,954.0
Operating lease commitments	2,700.0
Previously reported | IFRS 16
Impact on the balance sheet due to application IFRS 9
Retained earnings.	14.3
Adjustments | IFRS 16
Impact on the balance sheet due to application IFRS 9
Retained earnings.	(0.2)
Loans to customers - Finance leases	0.2
Other assets - Net right of use assets	1.3
Recognition of lease liabilities	(1.9)
Provision for onerous leases	0.2
Other liabilities	(1.7)
Operating lease commitments	£ 1,900.0